Borrowings - Summary of Financial Liabilities by Maturity Grouping (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Derivative financial instruments	€ 21,483	€ 14,138	€ 13,192
Trade payables and customer advances	228,626	223,037	188,342
Borrowings	552,648	628,938	664,751
Lease liabilities	445,487	438,052	407,687	€ 508,153
Other current and non-current financial liabilities	216,000
Financial liabilities	1,464,244	1,505,536	1,494,940
Expiry within 1 year [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Derivative financial instruments	21,483
Trade payables and customer advances	228,626
Borrowings	250,674	157,292	106,029
Lease liabilities	126,172	106,643	92,842
Other current and non-current financial liabilities	28,639
Financial liabilities	655,594
Year 2 [member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Derivative financial instruments	0
Trade payables and customer advances	0
Borrowings	207,403	281,048	107,500
Lease liabilities	122,573	92,344	79,604
Other current and non-current financial liabilities	27,870
Financial liabilities	357,846
Year 3 [member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Derivative financial instruments	0
Trade payables and customer advances	0
Borrowings	87,896	134,552	281,250
Lease liabilities	80,846	€ 65,610	€ 60,281
Other current and non-current financial liabilities	0
Financial liabilities	168,742
Later than three years [member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Derivative financial instruments	0
Trade payables and customer advances	0
Borrowings	15,636
Lease liabilities	209,823
Other current and non-current financial liabilities	159,491
Financial liabilities	€ 384,950